Deferred Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Taxes [Line Items]
Deferred tax relating to items credited (charged) directly to equity	$ (5.9)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	10.1
Credit derivative, fair value	5.3	$ 26.0
Intangible assets [Member]
Deferred Taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)	$ 30.9